Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
2024	$ 59,001	$ 70,241
2025	43,941	58,827
2026	43,941	43,767
2027	10,985	43,767
2027		10,942
Total lease payments	174,118	227,544
Less: amount of lease payments representing interest	(14,823)	(30,584)
Present value of future minimum lease payments	159,295	196,960
Less: current obligations under leases	(50,769)	(57,329)	$ (30,583)
Non-current obligations	108,526	$ 139,631	$ 40,109
2023 (three months remaining)	$ 16,250